FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans, financing and debentures	R$ 41,638,798	R$ 44,015,645
Cash and cash equivalents	(149,244)	(192,659)	R$ (291,950)	R$ (286,607)
Marketable securities	(15,544,216)	(15,873,853)
Net Exposure	25,945,338	27,949,133
Total owners' equity	79,120,715	76,416,764	R$ 73,074,485	R$ 73,751,294
Total capital	R$ 105,032,851	R$ 104,365,897
Financial Leverage Index (Ratio)	25.00%	27.00%